Pension and Severance Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Percentage of the indemnities under existing regulations to employees covered by defined benefits				65.00%
Expected amortization of net actuarial loss from accumulated other comprehensive income in next fiscal year	¥ 12,185
Expected amortization of prior service cost from accumulated other comprehensive income in next fiscal year	1,412
Increase Decrease in accumulated other comprehensive income	81,230
Loss on the pension plan amendment	6,358
Increase Decrease in accrued pension and severance costs	74,872
Japan
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in defined benefit pension plans	2,000
Loss on the pension plan amendment	¥ 6,358
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	17.00%
Japan | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	54.00%
Japan | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	29.00%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Expected contribution in defined benefit pension plans	¥ 8,000
Loss on the pension plan amendment	¥ 68	¥ 1,804	¥ 1,058
Foreign plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	63.00%
Foreign plans | Fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	14.00%
Foreign plans | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in equity securities for the pension plans	23.00%